Advisory Research Small Company Opportunities Fund
A series of Investment Managers Series Trust

Supplement dated October 24, 2013
To the Prospectus and Statement of Additional Information dated February 28, 2013

Notice to Prospective Shareholders of Advisory Research Small Company Opportunities Fund (the “Fund”):

Effective immediately, Matthew W. Dougherty is no longer a portfolio manager of the Fund. All references in the Fund’s Prospectus and Statement of Additional Information to Matthew W. Dougherty are hereby removed.

Effective immediately, Shreekkanth (Shree) Viswanathan and Paul Galat are added as portfolio managers of the Fund.

The following replaces the text in the section titled “Portfolio Managers” in the section titled “SUMMARY SECTION - Portfolio Managers” in the Fund’s Prospectus:

James M. Langer, Matthew K. Swaim, Shreekkanth (Shree) Viswanathan and Paul Galat have served as the portfolio managers of the Fund since commencement of the Fund’s operations.

The following is added to the section titled “MANAGEMENT OF THE FUND - Portfolio Managers” in the Fund’s Prospectus:

Shreekkanth (Shree) Viswanathan, CFA, CPA, has 14 years of investment experience and has served as a Managing Director of the firm since 2011.   He served as Vice President of ARI from 2007 to 2011.  Prior to joining ARI in 2007, Mr. Viswanathan served as a portfolio manager for Discovery Financial Partners and vice president of corporate development at Union Bank of California.  Mr. Viswanathan began his career in finance as an investment banker at Deutsche Bank.  He holds a B.S. in mathematics and physics from Madurai Kamaraj University in India, an M.B.A. in accounting from Keller Graduate School of Management – DeVry University, and an M.B.A. in finance from the University of Chicago.

Paul D. Galat has 13 years of investment experience and has served as a Managing Director of the firm since 2012.  Prior to joining the firm in 2012, he worked as an equity analyst at Skylands Capital, LLC., the hedge fund strategy formerly housed inside of Strong Funds.  While pursuing his master’s degree in business, he worked as an analyst for a convertible arbitrage fund.  Mr. Galat serves on the Reese Fund Board, a student led investment fund at the Kelly School of Business, Indiana University.  He holds a B.S. in business administration from Miami University of Ohio and an M.B.A. from the Kelley School of Business – Indiana University.

The following replaces any inconsistent information in the section titled “MANAGEMENT OF THE FUNDS - Portfolio Managers” in the Fund’s Statement of Additional Information:

The Small Company Opportunities Fund is team managed by James M. Langer, Matthew K. Swaim, Shreekkanth (Shree) Viswanathan and Paul Galat.

The following is added to the section titled “MANAGEMENT OF THE FUNDS - Portfolio Managers - Other Accounts Managed by the Portfolio Managers” in the Fund’s Statement of Additional Information:

Shreekkanth (Shree) Viswanathan
			With Advisory Fee Based on Performance
Type of Account	Number of Accounts	Total Assets in Accounts Managed (in millions)	Number of Accounts	Total Assets (in millions)
Registered investment companies	3	$178.0	0	$ --
Other pooled investment vehicles	15	784.5	3	196.9
Other advisory accounts	817	5,086.6	5	263.4

Paul Galat
			With Advisory Fee Based on Performance
Type of Account	Number of Accounts	Total Assets in Accounts Managed (in millions)	Number of Accounts	Total Assets (in millions)
Registered investment companies	3	$178.0	0	$ --
Other pooled investment vehicles	15	784.5	3	196.9
Other advisory accounts	817	5,086.6	5	263.4

The following is added to the section titled “MANAGEMENT OF THE FUNDS - Portfolio Managers - Ownership of the Funds by Portfolio Managers” in the Fund’s Statement of Additional Information:

Name of Portfolio Manager	Dollar Range of Securities in the Funds (A: None, B: $1-$10,000, C: $10,001-$50,000, D: $50,001-$100,000, E: $100,001 - $500,000, F: $500,001 - $1,000,000, G: Over $1,000,000
	All Cap Value Fund	International All Cap Value Fund	International Small Cap Value Fund	Global Value Fund	Strategic Income Fund
Shreekkanth (Shree) Viswanathan	E	A	A	A	A
Paul Galat	B	A	A	A	A

Please file this Supplement with your records.